Schedule of transactions with related parties (Details) - Total for all related parties [member]	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Interest income on loan to related party	$ 1,507	$ 1,917
Management fee	3,852,504	4,900,000
Payment made on behalf to related parties	$ 3,715	$ 4,725	$ 1,311,390